JOHNSTOWN/CONSOLIDATED INCOME PARTNERS/2

                  One Insignia Financial Plaza
                      Post Office Box 2347
                Greenville, South Carolina 29602
                         (864) 239-1000



                 CONSENT SOLICITATION STATEMENT

                         AUGUST 30, 1996


                          INTRODUCTION

General

          This consent solicitation ("Consent Solicitation") is furnished in connection with the solicitation of consents by ConCap Equities, Inc., a Delaware corporation ("General Partner" or "CEI"), the General Partner of Johnstown/Consolidated Income Partners/2, a California limited partnership (the "Partnership"), to grant the General Partner the authority to sell all or substantially all the assets of the Partnership (the "Partnership Assets") to an entity or entities not affiliated with the General Partner or the Partnership. If such a sale were to occur, it would consequently bring about the liquidation of the Partnership. This Consent Solicitation and enclosed consent form ("Consent") are first being mailed to unitholders ("Unitholders") on or about August 30, 1996. Please complete, date and sign the enclosed Consent and return it to Johnstown/Consolidated Income Partners/2 Proxy Returns, P.O. Box 2347, Greenville, South Carolina 29602, in the enclosed envelope. The Consent Solicitation and Consent will expire on the earlier of (i) the Consent Effective Date (as defined herein) and (ii) midnight on October 11, 1996 (the "Expiration Date"), unless the General Partner elects to extend the Expiration Date for a period of up to an additional sixty (60) days.

          This Consent Solicitation is not being made to, and Consents will not be accepted from, Unitholders in any jurisdiction in which the Consent Solicitations would violate blue sky or securities laws of such jurisdiction.

          Under the California Revised Limited Partnership Act, unless the partnership agreement provides otherwise, limited partners have the right to vote on certain matters, and action may be taken by the General Partner only after the affirmative vote of a majority in interest of the limited partners. Under the Fourth Amended and Restated Certificate and Agreement of Johnstown/Consolidated Income Partners/2 (the "Partnership Agreement"), it is unclear whether the General Partner has the authority to sell all or substantially all of the Partnership Assets without first seeking the vote of the limited partners. See "Discussion of the Partnership Agreement." The General Partner believes the sale of substantially all of the Partnership Assets at a price of not less than Two Million Dollars ($2,000,000), if a binding contract can be entered into on or before December 31, 1996, would be in the Unitholders' best interest. The General Partner further believes that having to seek limited partners' approval of a sale of the Partnership's Assets after a buyer is located would adversely impact the General Partner's ability to effectuate a sale on favorable terms and conditions. See "REASONS FOR THE CONSENT SOLICITATION." A consequence of the closing of such a sale would be the dissolution and termination of the Partnership. See "Dissolution Following Authorized Sale."


The Proposal

          Unitholders' consent is sought to amend the Partnership Agreement to authorize the General Partner to sell all or substantially all of the Partnership Assets to a person or persons not affiliated with the General Partner or the Partnership, pursuant to a binding agreement to be entered into on or before December 31, 1996, at a price of not less than Two Million Dollars ($2,000,000) (the "Amendment"). The Partnership Assets are a 2/3rds undivided interest in Florida #6 Mini Warehouse - Lauderhill, Florida (the "Property"). The General Partner is not authorized to sell all or substantially all of the Partnership Assets to any buyer affiliated with the Partnership or the General Partner. The full text of the Amendment is set forth herein.


Interests of Certain Persons

          The General Partner is entitled to receive a distribution of one (1%) percent of distributable cash from operations which includes net cash proceeds from the sale of Partnership Assets. On Dissolution following such sale, at a price of Two Million Dollars ($2,000,000), the General Partner would receive a cash distribution of approximately Seven Hundred Fifteen Dollars ($715). See "Certain Federal Income Tax Considerations - Distributions to Unitholders."


Record Date

          The General Partner has fixed 5:00 P.M. (Greenville, South Carolina time) on August 29, 1996, as the record date ("Record Date") for determining those Unitholders entitled to notice of and to vote the interests in the Partnership (the "Limited Partnership Interests") with respect to matters set forth herein. The General Partner anticipates that there will be sixty-seven thousand eight hundred fourteen (67,814) units (the "Units") of Limited Partnership Interests outstanding and entitled to vote on the Amendment.


Approval of an Authorized Sale

          Unitholders should note that subsequent to the Amendment, the Unitholders will have no opportunity to evaluate the terms of any purchase offers for the Partnership Assets. See "Certain Considerations." As stated above, upon approval, the General Partner shall, consistent with obtaining the fair value of the Partnership Assets, take full account of the Partnership Assets, seek potential purchasers, and distribute the proceeds or assets as promptly as practicable.


Procedure for Consenting to the Amendment

          The Amendment will be approved (the "Consent Effective Date") when properly completed, unrevoked consents with respect to such sale are signed by holders of record on the Record Date of at least a majority of the Units then outstanding (the "Majority Vote") and such consents are delivered to the Partnership, provided the requisite consents are so delivered by the Expiration Date. If the Amendment is adopted, the proposed amendment to the Partnership Agreement set forth above will be effective and will apply prospectively from and after the date of approval of such proposal by the Limited Partners.

          Each Unit shall be entitled to one (1) vote with respect to the proposed Amendment. If a Unitholder specifies a choice with respect to the matter identified on the form of Consent, the Consent will be given in accordance with the specification so made. If a Unitholder executes a Consent but has failed to check a box marked "CONSENT" or "WITHHOLD CONSENT," such Unitholder will be deemed to have consented to the Amendment. If a Unitholder votes to "WITHHOLD CONSENT" or does not return the Consent, then such associated Unit or Units will not count towards satisfying the Majority Vote requirement.


Revocation of Consent

          Unitholders are hereby advised that the delivery of a subsequently executed Consent will revoke all previously executed Consents. Hence, Unitholders may revoke their Consent at any time prior to the Consent Effective Date. After the Consent Effective Date, no revocations can be made.

          Any Unitholder who desires to revoke a previously executed Consent may do so by furnishing the General Partner with a later dated Consent or letter or other written notice stating such Unitholder's name and that such Unitholder wishes to revoke a previously executed Consent. Such revocations will be deemed effective on the date of receipt by Johnstown/Consolidated Income Partners/2 Proxy Returns at the following address: P.O. Box 2347, Greenville, South Carolina 29602.


Consent Solicitation Expenses

          The Partnership has retained Beacon Hill Partners Inc. to assist in contacting the Unitholders at a fee of approximately Two Thousand Dollars ($2,000), plus expenses. In addition, certain officers, representatives and regular employees of the General Partner may also contact the Unitholders by telephone or facsimile or in person. The Partnership will reimburse brokers and other custodians or nominees for their reasonable expenses incurred in forwarding solicitation materials to beneficial owners of the Units. The entire cost of this solicitation will be borne by the Partnership.


Expenses of Sale

          If the Partnership sells the Partnership Assets (its undivided 2/3rds interest in the Property), rather than selling the Property in conjunction with Johnstown/Consolidated Income Partners (the owners of the other 1/3rd interest in the Property), the Partnership shall bear all expenses incurred in connection with the sale. The General Partner believes that a higher price and a better return to the Limited Partners can be obtained if the Property is sold as one unit, rather than selling the Partnership Assets separately. If the Partnership and Johnstown/Consolidated Income Partners work together to sell the Property, the Partnership will divide the expenses incurred in connection with the sale with Johnstown/Consolidated Income Partners. The expenses will be divided on a percentage of ownership basis with the Partnership paying 2/3rds and Johnstown/Consolidated Income Partners paying the other 1/3rd. This arrangement is dictated by an agreement executed between the partnerships in 1991, when the partnerships foreclosed on the mortgage on the Property.


             DISCUSSION OF THE PARTNERSHIP AGREEMENT

          The relevant provisions of the Partnership Agreement are as follows:

Section 2.04, Powers and Duties of the Limited Partners and Unitholders, provides as follows:

     Neither the Limited Partners nor the Unitholders shall have any right to vote on or approve (i) transactions in which the General Partner has an actual or potential conflict of interest; (ii) the sale, exchange, financing, refinancing, or other disposition of Assets; or (iii) any other matter not specifically provided for in this Agreement.

Section 9.01, Dissolving Events, provides as follows:

     The Partnership shall be liquidated and dissolved in the manner hereinafter provided upon the happening of any of the following events (referred to herein as "Dissolving Events"):

          (a) the sale or other disposition and the conversion to cash of all or substantially all of the Assets of the Partnership; . . .

Section 2.02(b), General Restrictions on the Powers of the General Partner, provides:

          . . . Unless the prior consent of the Limited Partners holding a majority of the Limited Partner Interests of the Partnership is obtained, the General Partner shall be prohibited from: . . .

               (D) selling substantially all of the Partnership's Assets in a single sale or in multiple sales in the same 12-month period, except in the orderly liquidation and winding up of the business of the Partnership upon its termination and dissolution;

               (E) dissolving the Partnership, except as provided in Section 2.01(e); . . . [Section 2.01(e) is not applicable here]

          As noted above, Sections 2.02(b)(D) and 2.04 give the General Partner the power to sell Partnership Assets but ' 2.02(b)(E) does not give the General Partner the power to dissolve the Partnership except as provided in
Section 2.02(e), which does not  apply here.   Consequently, it  is unclear
whether the General Partner has the authority, without the approval of the limited partners, to sell the Assets of the Partnership, if such sale would result in the dissolution of the Partnership. The Amendment will give the General Partner the authority to enter into a binding agreement to sell, at any time prior to December 31, 1996, the Partnership Assets for a price of not less than Two Million Dollars ($2,000,000), and, thereafter, dissolve the Partnership.


              DESCRIPTION OF THE PROPOSED AMENDMENT


THE GENERAL PARTNER BELIEVES THAT THE PROPOSED AMENDMENT IS IN THE BEST INTEREST OF THE UNITHOLDERS AND THAT THE UNITHOLDERS SHOULD VOTE TO "CONSENT" TO THE AMENDMENT.

     The following sets forth the text of the proposed amendment to the Partnership Agreement, showing the changes (additions are indicated by text printed in italics; deletions are indicated by struck-through text):


2.01 Rights and Powers of the General Partner

     (h)  Sale of  Substantially All  of the  Partnership Assets.   The General
     Partner may act to sell all or substantially all of the Assets of the Partnership without the prior consent of the Limited Partners holding a majority of the Limited Partner Interests if the General Partner has an executed contract of sale with a buyer by December 31, 1996, provided the offer to purchase the Assets is for at least Two Million Dollars ($2,000,000), and the buyer is not affiliated with the Partnership or the General Partner.

2.02 General Limitations

     (b)  General Restrictions  on  the Powers  of  the General  Partner.   The
     General Partner shall not cause the Partnership to: (i) reinvest any Distributable Cash from Operations; (ii) operate the Partnership in such a manner as to have the Partnership classified as an "investment company" for purposes of the Investment Company Act of 1940; (iii) grant the Sponsor or an Affiliate an exclusive right to sell or exclusive employment to sell Assets for the Partnership; (iv) cause the Partnership to enter into any agreements with the General Partner or its Affiliates that shall not be subject to termination without penalty by either party upon not more than sixty (60) days' written notice, except for the Depository Agreement or any joint-venture agreement with an Affiliate; (v) invest in securities of other issuers for investment or for the purpose of exercising control unless it acquires all of such securities in order to facilitate the acquisition of real property or, unless the securities are limited partnership interests described in Section 2.02(e); (vi) underwrite securities of other issuers; (vii) issue senior securities; (viii) engage in the purchase and sale (or turnover) of investments (ix) acquire Assets in exchange for Units or Interests. Neither the General Partner nor the Sponsor may receive a rebate, give-up, or similar payment or enter into any reciprocal business arrangement that would circumvent the restrictions against dealing with Affiliates or Sponsors contained in the Agreement. Unless the prior consent of Limited Partners holding a majority of Limited Partner Interests of the Partnership is obtained, the General Partner shall be prohibited from:

          (A)       amending this  Agreement, except  as otherwise  provided  in
                    Article XVI;
          (B) withdrawing or retiring from its position as General Partner except as otherwise provided in Section 8.02;
          (C) appointing a new General Partner or Partners except as otherwise provided in Section 8.02;
          (D)       Reserved;
          (E)       Reserved;
          (F) executing or delivering any assignment for the benefit of the creditors or the Partnership; or
          (G) releasing, assigning, or transferring a Partnership claim, security, commodity, or any other Assets of the Partnership without full and adequate consideration.

              REASONS FOR THE CONSENT SOLICITATION


Background and Reasons for the Amendment

          The Partnership was organized as a limited partnership to invest in mortgage loans originated or purchased by the Partnership and to acquire, own, operate and ultimately dispose of income-producing real properties for the benefit of its Unitholders. The Partnership concluded its investment activities by acquiring a 2/3rds undivided interest in a mortgage on a mini-warehouse located in Lauderhill, Florida and a real estate acquisition, development and construction lending arrangement which was subsequently repaid in 1989. In September 1991, the Partnership was forced to foreclose the mortgage on the Partnership's sole asset, the 2/3rds undivided interest in the mini-warehouse. Since the interest in the Property is the only asset of the Partnership, the
General Partner seeks to maximize the return on the investment of the Unitholders by selling the Partnership Assets and distributing the proceeds to the Unitholders. The General Partner is also the General Partner of Johnstown/Income Consolidated Partners, a California limited partnership which owns the other 1/3rd undivided interest in the Property.

          The General Partner believes that the return on investment to the Unitholders would be maximized by the sale of the 2/3rds undivided interest in the Property and the subsequent liquidation and distribution of the proceeds thereof to the Unitholders. The General Partner has concluded the Partnership Assets should be sold if a desirable price can be achieved. The General Partner has concluded that the sale and subsequent liquidation are in the best interest of the Unitholders for each of the following reasons taken together and without specifically placing any greater or lesser importance on any of them: (1) according to section 1.05(a) of the Partnership Agreement, in section 1.05(a), one objective of the Partnership is to preserve and protect the Unitholders' investments "in a diversified portfolio," the Partnership Agreement, in section 1.05(b) specifically contemplates a diversified portfolio of properties, the Partnership presently holds only one (1) investment in one (1) property, thus the goal is not being met; (2) the Partnership has held an interest in the Property for longer than anticipated (3) because of increasing competition, as evidenced by decreasing occupancy (from 97% to 90% from 1994 to 1995) and the fact that there are now twenty-eight (28) similar facilities within a five (5) mile radius, the General Partner, has through an analysis of the Property determined that a longer holding period will not necessarily result in a significant increase in market value; (4) the General Partner believes that a fair value can currently be achieved for the Partnership Assets; (5) the Partnership may need to expend capital to maintain the Property in the next few years; (6) operating expenses of the Property and the Partnership are significant in relation to the value of the Partnership Assets, presently expenses are forty-five (45%) percent of revenue; (7) the expenses of maintaining and operating a public partnership when the partnership owns only one asset do not allow for any economies of scale; (7) the evolution of the Partnership has been such that the General Partner believes that it is in the best interests of the Unitholders to sell the Partnership Assets and liquidate the Partnership; and (8) specific factors as set forth below.

          As more fully described below, as of the date hereof, the Partnership owns and operates only this one investment property.

          Florida #6 Mini Warehouse - Lauderhill, Florida.  This mini-warehouse is located on approximately 4.01 acres of land and contains approximately 61,039 square feet of leasable space, with 43,315 square feet being non-air conditioned and 17,724 being air conditioned. The facility contains 751 self storage units, located in seven (7) one-story buildings and 1 three-story building. In 1995, the average occupancy was ninety (90%) percent. The self storage units are rented on a short-term basis, typically month-to-month.

          Occupancy Rates  and  Average Leasing  Income.   The  following table

summarizes the occupancy rate and average rental income per square foot for the #6 Florida Mini Warehouse (the "Property") for each of the last five (5) fiscal years.

                                                   AVERAGE RENTAL
YEAR                     OCCUPANCY RATE         INCOME PER SQ. FT


1995...........................90%........................ $10.44

1994...........................97%.........................$ 9.77

1993...........................95%.........................$ 6.80*

1992...........................99%.........................$ 9.79

1991...........................90%.........................$ 9.72

*Hurricane Year.


          Principal Tenants. Currently there are no tenants occupying ten (10%) percent or more of the leasable square footage of the Property.

          The principal business carried on at the Property is the rental of individual storage spaces to consumers who lease the space on a short-term basis, in almost all instances month-to-month.

          In summary, because the Partnership never intended to own and operate the Property, and because the general and specific reasons state above, the General Partner believes that it is in the best interest of the Partnership and its Partners to pursue the sale of its interest in the Property and to subsequently dissolve the Partnership.

          As of June 30, 1996, the Partnership had approximately Five Hundred Fifty-Three Thousand Dollars ($553,000) in cash. These funds are being accumulated to provide sufficient funds to cover any capital improvements and/or operating expenses which may arise at the Partnership's property. Attached hereto as Exhibit "A" is a schedule of cash distributions which the Partnership has made to Unitholders since the Partnership's inception.

          As of June 30, 1996, the Partnership's 2/3rds undivided interest in the Property had an undepreciated book value of approximately Two Million One Hundred Eighty-Seven Thousand Dollars ($2,187,000), as reflected in the Partnership's updated financial statements. As of June 30, 1996, the Property was not encumbered by any mortgage, note or other indebtedness, and the Partnership's 2/3rds interest was owned clear of any other encumbrances.

          The General Partner believes that all of the Property is covered by adequate insurance provided by reputable companies and with commercially reasonable deductibles, limits and policy specifications customarily carried for similar properties.


                        THE SALE PROCESS


Coordination with Other Owners

          ConCap   Equities,   Inc.   is    the   general   partner   of   both
Johnstown/Consolidated Income Partners (a California limited partnership) and Johnstown/Consolidated Income Partners/2. Johnstown/Consolidated Income Partners is the record owner of the remaining 1/3 undivided interest in the Property and has indicated its desire to sell its 1/3rd undivided interest in the Property, in conjunction with the sale by the Partnership of the Partnership Assets, if fair value is obtained. The General Partner believes that the sale proceeds of the Property may be greater if a purchaser can purchase all, rather than an undivided 2/3rds portion, of the Property. Regardless, the General Partner intends to pursue a sale of the Partnership Assets if the Minimum Price can be secured.

          If the General Partner elects to sell the Property in conjunction with Johnstown/Consolidated Income Partners, the Partnership will divide the expenses incurred in connection with the sale with Johnstown/Consolidated Income
Partners. The expenses will be divided on an ownership basis with the Partnership paying 2/3rds and Johnstown/Consolidated Income Partners paying the other 1/3rd. This arrangement is dictated by an agreement executed between the partnerships in 1991, when the partnerships foreclosed on the mortgage on the Property. However, if the Partnership sells the interests in the Partnership itself, rather than the Property, the Partnership shall bear all expenses incurred in connection with the sale.

          All expenses associated with selling the Property will be divided 2/3rds to the Partnership and 1/3rd to Johnstown/Consolidated Income Partners. Each limited partnership will be responsible for its own separate expenses, including the Partnership's responsibility for the cost of solicitation of the consents to the Agreement.
The Sale Price

          If the Amendment is approved, the General Partner will seek to obtain a fair price for the Partnership Assets based on the market. Such price may be obtained through a negotiated sale or public auction. The General Partner may list the Property with a real estate broker experienced in sales of similar properties.

          The General Partner does not intend to have the Partnership Assets or the Property appraised by an independent appraiser. The General Partner believes that based on its experience in managing self-storage concerns, the interest previously shown in the property from other national self-storage management and operation firms, and the sales interest to be generated by it in the sales process, it will be in a position to determine whether a fair price can be obtained. In 1995, the Partnership received indications of interest from a non-affiliated potential buyer to purchase the entire Property at a price of approximately Three Million Five Hundred Thousand Dollars ($3,500,000), the Partnership's 2/3rds interest being Two Million Three Hundred Thirty-three Thousand Three Hundred Thirty-three Dollars ($2,333,333). Due to the lapse of time, an increase in the cost of funds, and the need for additional capital expenditures in the next several years which are estimated at Sixty-six Thousand Dollars ($66,000) over the next four (4) years, it is not clear that an offer for the entire Property at Three Million Five Hundred Thousand Dollars ($3,500,000) can be obtained. The General Partner's inability to bind the Partnership to a sale was one of the reasons the transaction could not be pursued.

          The minimum price of Two Million Dollars ($2,000,000) (the "Minimum Price") may or may not be the fair market value of the Partnership Assets, and the General Partner shall be under no obligation to sell the Partnership Assets for the Minimum Price if it, in its sole judgment, determines that this price does not reflect a fair value for the Partnership Assets. Moreover, there is no assurance that the General Partner will be able to sell the Partnership Assets for the Minimum Price. The Minimum Price was established by the General Partner based on its knowledge of the Partnership Assets, using, among other things, a discounted cash flow analysis of the operating revenue stream generated by the Property as a whole, using an eleven (11%) percent discount rate, and factoring in other relevant determinants that affect the value of similar types of real estate developments as the Property. The factors considered included (i) the need for future capital expenditures, estimated at Sixty-six Thousand Dollars ($66,000) over the next four (4) years; (ii) the costs of selling the self-storage facility; (iii) as the Property ages, operating costs are anticipated to increase; (iv) opportunity costs of funds; and (v) external factors such as increased competition, as evidenced by the fact that there are now twenty-eight
(28) similar facilities within a five (5) mile radius, and the economic conditions of the Lauderhill-Miami metro area.

          Upon approval of the Amendment, the General Partner will use its best efforts to consummate the sale of the Partnership Assets upon terms and conditions which the General Partner expects will maximize the proceeds distributable to Unitholders. Although none of the final terms of the Sale of the Partnership Assets in connection with the Sale and subsequent liquidation can be determined presently, the General Partner will only consider sales of the Partnership Assets only if such sales are for cash.


Dissolution Following Authorized Sale

          Pursuant to the Amendment, upon the sale of significantly all the Assets of the Partnership, the Partnership will be liquidated. The General Partner will take full account of the Partnership's assets and liabilities and apply and distribute the proceeds as follows: distributions will be made in accordance with the Positive Capital Account balances of the Partners and Unitholders, after taking into account all Capital Account adjustments for the Partnership taxable year during which the liquidation occurs, by the end of such taxable year (or, if later, within ninety (90) days after the date of such liquidation). The General Partner will be obligated to restore its deficit Capital Account balance, if any exists, after the liquidation of its interest in the Partnership, but Limited Partners shall have no such obligation (per ' 5.04 of the Partnership Agreement).

          It should be noted that the California Revised Limited Partnership Act provides that a general partner may wind up the affairs of a partnership subsequent to its dissolution and that subsequent to such a dissolution a general partner may, among other things, (i) prosecute and defend civil, criminal or administrative suits and (ii) distribute to the partners any remaining assets of the limited partnership. Accordingly, any amounts received by the Partnership subsequent to the sale and subsequent liquidation in settlement of any proceeding described herein and any unused funds in any reserves established by the General Partner, as described above, will be distributed by the General Partner in accordance with the provisions above. Any unused amount in any reserve will be distributed when the General Partner determines in it reasonable judgment that such amount is no longer necessary to satisfy its intended purpose or to satisfy any actual or anticipated shortfalls in amounts reserved for other purposes.
Certain Considerations

          The General Partner cannot predict when, or if, a sale of the Partnership Assets or the Property will be consummated or when the liquidation will occur. Moreover, there can be no assurance that the Property will be sold at a price which will result in the Partnership receiving the Minimum Price or that such amount would equal the appraised value of an undivided 2/3rds interest in the Property.

          Unitholders should note that subsequent to the approval of the Amendment, Unitholders will have no opportunity to evaluate the terms of any purchase offer for the Partnership Assets or the Property. Unitholders are also advised that neither California Law nor the Partnership Agreement provide them with any right to dissent from or seek an independent appraisal of the value of the Partnership Assets or the Property. Accordingly, subsequent to approval of the Amendment, if the Partnership Assets are sold, the Unitholders will receive whatever net proceeds are generated from the sale of the Partnership Assets based on terms approved solely by the General Partner.


THE GENERAL PARTNER BELIEVES THAT THE PROPOSED SALE AND SUBSEQUENT LIQUIDATION ARE IN THE BEST INTEREST OF THE UNITHOLDERS AND THAT THE UNITHOLDERS SHOULD VOTE TO "CONSENT" TO THE SALE AND SUBSEQUENT LIQUIDATION.


Certain Federal Income Tax Considerations

          As stated above, upon approval of the Liquidation, the General Partner intends to sell the Partnership Assets and distribute the proceeds to the Unitholders (after payment of certain expenses and priority items - see "The Liquidation Process"). Such sales and distributions will be subject to U.S. federal income tax in the manner described below. Section references are to the Internal Revenue Code of 1986, as amended (the "Code").

          The following discussion does not address the U.S. federal income tax consequences of such sales and distributions to a "Non-U.S. Unitholder." A "non-U.S. Unitholder" is a Unitholder other than (i) a citizen or resident of the United States, (ii) a corporation or partnership created or organized in the United States or under the laws of the United States or of any state thereof or
(iii) an estate or trust whose income can be included in gross income for U.S. federal income tax purposes regardless of its source.

          In General. As long as the Partnership is treated as a partnership for U.S. federal income tax purposes, it will not be subject to U.S. federal income tax. Rather, each Unitholder and General partner is required to report on his own U.S. federal income tax return his share of Partnership items of income, gain, loss, deduction and credit, including items realized in respect of the sale of the Partnership's property, for each taxable year of the Partnership ending within or with his taxable year. Accordingly, each Unitholder and each General Partner may be subject to tax on his distributive share of Partnership income regardless of whether any cash distribution is made to him. Each Unitholder's basis in his Units is increased by the amount by which his distributable share of income exceeds any distributions made or deemed to be made (e.g., a deemed distribution resulting from a reduction of a Unitholder's share of the Partnership's liabilities) to him during such year.

          Gain or  Loss from  Sale of  Partnership Property.   Partnership real
property and depreciable property used in the Partnership's business (which is not held for sale to customers in the ordinary course of business) and held more than one year is "section 1231 property." Losses (if any) realized by the Partnership from the sale of section 1231 property generally will constitute "passive activity losses" with respect to a Unitholder, other than certain Unitholders eligible to treat all of their rental real estate activities as a single activity. Passive activity losses can only offset passive activity income, until the Unitholder disposes of his entire interest in the passive activity. Gain (if any) realized by the Partnership from the sale of section 1231 property will be "section 1231 gain" except as to depreciation subject to recapture under section 1245 of the Code and rent recapture under section 467 of the Code. A Unitholder's share of any section 1231 gain from the Partnership in any year will first offset any current passive activity losses and suspended passive activity losses form the Partnership and other passive activities; any excess will be combined with any other section 1231 gains or losses (exclusive of passive activity losses) incurred by the Unitholder. If the section 1231 gains exceed the section 1231 losses, such net gains will be treated as long-term capital gains. However, a taxpayer's net section 1231 gain will be treated as ordinary income (rather than capital gain) to the extent of such taxpayer's net section 1231 losses within the preceding five years. In the case of any property, the gain reported by the Partnership will be measured by the excess of the amount realized from the sale over the Partnership's adjusted basis for that property. Consequently, the gain from any sale may exceed the actual cash proceeds realized upon the sale.

          The distribution of cash to a Unitholder pursuant to the Liquidation will be treated as a taxable distribution, with the amount of taxable gain (or loss) realized equal to the difference between (i) the amount of cash received plus such Unitholder's share of any reduction of Partnership liabilities and
(ii) the tax basis of his unit.

          Upon the Liquidation, the Unitholder's share of any losses from the Partnership previously suspended pursuant to the passive activity loss rules may be used to offset certain taxable income from other sources, including the gain, if any, realized as a result of the Liquidation. Any remaining gain from the Liquidation may be offset by current or previously suspended losses from other passive activities of the Unitholder.

          Gain or loss realized on the Liquidation will be treated as capital gain or loss, and will be long-term if the Unitholder has held his Unit for more than one year when the Liquidation is consummated. Capital losses generally are deductible only to the extent of capital gains plus, in the case of a non-corporate Unitholder, up to Three Thousand Dollars ($3,000) of ordinary income. Capital losses realized upon the Liquidation may be utilized to offset capital gains from other sources and may be carried forward, subject to applicable limitations.

          Special considerations may be applicable to particular types of Unitholders. Each Unitholder should consult his tax advisor regarding the specific tax consequences of disposing of Units in the Partnership pursuant to the liquidation, under not only the U.S. federal income tax laws but also applicable state, local, foreign or other tax laws.

          Distributions to Unitholders based on Sale at Minimum Price of $2,000,000 if Sale had taken place on December 31, 1995. The total tax basis of Johnstown/Consolidated Income Partners/2 was Two Million Two Hundred Ten Thousand One Hundred Eighty-one Dollars ($2,210,181), which includes Forty Thousand Dollars ($40,000) in anticipated closing costs assuming a sale at the Minimum Price. This tax basis would result in there being approximately Two Hundred Ten Thousand One Hundred Eighty-one ($210,181) in section 1231 losses. This would result in section 1231 losses averaging approximately Three Dollars and 10/100 ($3.10) per Unit. In addition, the unamortized costs of the initial formation are approximately Eight Hundred Thousand Dollars ($800,000). This would result in capital losses averaging approximately Eleven Dollars and 75/100 ($11.75) per Unit.

          Based on the cash held by the Partnership at December 31, 1995, and certain assumed selling expenses, total cash to be distributed after all costs and liabilities are paid and all assets are collected would be approximately Two Million Four Hundred One Thousand Dollars ($2,401,000). Of this amount approximately Seven Hundred Fifteen Dollars ($715) would be distributed to the General Partner and approximately $2,400,000 would be distributed to Unitholders. Each Unit would receive an amount of approximately Thirty-five Dollars ($35).


Security Ownership of Management and Certain Beneficial Owners

          No person (including any "group" as that term is used in Section 13(d)(3) of the Securities Exchange Act of 1934, as amended) is known to the Partnership to be the beneficial owner of more than five (5%) percent of the outstanding units as of the Record Date.

          The following persons as directors or executive officers of the General Partner have interests in the Partnership as shown in the chart below:


Name of Individual       Position in CEIInterest in the Partnership


Carroll D. Vinson...........President..........................0%

William H. Jarrard.......Vice President .......................0%

John K. Lines.......Vice President/Secretary ..................0%

Kelley M. Buechler.....Assistant Secretary.....................0%

Robert D. Long, Jr. Chief Accounting Officer/..................0%
                           Controller


          The following table presents certain information regarding the number of Units beneficially owned by the General Partner as of the Record Date. At such date none of the directors or executive officers of the General Partner beneficially owned any Units.

Beneficial Owner         Number of Units         Percent of Class


ConCap Equities, Inc............0..............................0%

          The benefit to the General Partner upon the sale and subsequent dissolution would be that the General Partner would receive its proportionate share, taking into account the capital account balances. The General Partner will receive approximately Seven Hundred Fifteen Dollars ($715).


Other Matters

          Even though the Partnership is not required to and does not conduct Partnership meetings, the General Partner may call a Partnership meeting at any time, and the General Partner is required to call a Partnership meeting within ten (10) days after written request for such a meeting by Limited Partners who are the record holders of at least ten percent (10%) of the total outstanding Units. Any such request submitted to the General Partner shall state the purpose of the proposed meeting and the matters proposed to be acted upon. Partnership meetings shall be held at the principal office of the Partnership or at such other place as may be designated by the General Partner. As of the date hereof, the General Partner has not received any written requests by any Limited Partner for a Partnership meeting.

     IF YOU ARE A UNITHOLDER ON THE RECORD DATE, YOU ARE RESPECTFULLY REQUESTED TO COMPLETE, DATE, SIGN, AND RETURN THE ACCOMPANYING CONSENT IN THE ENCLOSED ENVELOPE AT YOUR EARLIEST CONVENIENCE, BUT IN ALL INSTANCES BEFORE THE EXPIRATION DATE.


Further Information

          Unitholders having questions about the Amendment should telephone Beacon Hill Partners Inc. at (1-212-843-8500).


Information Delivered with Consent Solicitation

          This Consent Solicitation is accompanied by the Partnership's Annual Report on Form 10-KSB for the year ended December 31, 1995, (the "Form 10-K") as Exhibit "B." This document and the subsequently filed Quarterly Report on Form 10-QSB, for the quarter ending June 30, 1996, as Exhibit "C", are incorporated by reference herein and shall be deemed to be a part hereof. The Exhibits to such documents are available without charge to any person, upon oral or written request, from Beacon Hill Partners, Inc., 90 Broad Street, New York, New York 10004 (telephone: 212-843-8500). Any document so requested will be furnished by first-class mail or other equally prompt means within two (2) business days of receipt of such request.

                                       EXHIBIT "A"


Schedule of Cash Distributions to Unitholders since the Partnerships' Inception


 {PRIVATE }GENERAL     DISTRIBUTABLE CASH FLOW   SURPLUS FUNDS/RETURN         TOTAL
                           FROM OPERATIONS            OF CAPITAL          DISTRIBUTIONS

            UNITS
PERIOD   OUTSTANDING    PER UNIT      TOTAL      PER UNIT    TOTAL       PER      TOTAL
          (WEIGHTED                                                     UNIT
          AVERAGE)

 1987      40,942           $ .83      $ 34,000     $ .29    $ 12,000   $ 1.12   $ 46,000

 1988      65,882             .00             0      6.41     422,000     6.41    422,000

 1989      68,854             .00             0     50.50   3,477,000    50.50  3,470,000

 1990      68,854             .00             0         0           0        0          0

 1991      68,854             .00             0         0           0        0          0

 1992      68,841            1.80       124,000      4.60     317,000     6.40    441,000

 1993      68,729            3.60       248,000         0           0     3.60    248,000

 1994      67,814            5.97       405,000         0           0     5.97    405,000

 1995      67,814            2.92       198,000         0           0     2.92    198,000


       TOTALS              $15.12    $1,009,000    $61.80  $4,228,000   $76.92 $5,237,000

            JOHNSTOWN/CONSOLIDATED INCOME PARTNERS/2

       CONSENT TO AMEND THE LIMITED PARTNERSHIP AGREEMENT

     The  undersigned,  a  limited  partner  in  Johnstown/Consolidated   Income
Partners/2 (the "Partnership"), a California limited partnership, does hereby


CONSENT

WITHHOLD CONSENT


with respect to all units of limited partnership interest of the Partnership held of record by the undersigned on August 29, 1996, to the amendment to the Partnership's Limited Partnership Agreement which would eliminate the requirement that the limited partners of the Partnership consent to any sale or other disposition of all or substantially all of the Partnership's Assets to the extent that, in the determination of the General Partner, such sale or disposition is in the best interests of the Partnership, which amendment is set forth in the Consent Solicitation Statement dated August 30, 1996 which has been furnished to the undersigned. If no specification is made above, the undersigned by signing and returning this card will be deemed to have given the above consent.

THIS CONSENT IS SOLICITED ON BEHALF OF THE GENERAL PARTNER OF THE PARTNERSHIP. THE GENERAL PARTNER RECOMMENDS A VOTE IN FAVOR OF THE PROPOSED ACTION DESCRIBED IN THE CONSENT SOLICITATION STATEMENT.



                     Dated                                 , 1996
                                                        Signature

                                                         Capacity






Please mark an "X" in the appropriate box above and then sign, date and return this Consent promptly by using the enclosed envelope. No Postage is required if mailed in the United States. This Consent should be signed exactly as your name appears hereon. When signing as an attorney, executor, administrator, trustee, guardian or officer of a corporation, give your full title as such. In the case of joint ownership, each joint owner should sign. If a corporation please sign in full corporate name by president or other authorized officer. If a partnership, please sign in the partnership name by authorized person.